Equity Awards - Schedule of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation Expense	$ 4,230	$ 1,428	$ 3,284	$ 1,482	$ 10,677
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation Expense	245	48	106	34	34
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation Expense	699	144	338	239	1,081
Sales And Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation Expense	1,183	634	1,281	800	183
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation Expense	$ 2,103	$ 602	$ 1,559	$ 409	$ 9,379